Risk Management Arising From Financial Instruments - Summary of Estimated Fair Value of Other Non-Current Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Fair Value Disclosure	$ 429,826,997	$ 377,741,905
Two Thousand Twenty Five Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Fair Value Disclosure	424,016,044
Amended May Two Thousand Nineteen loans payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Fair Value Disclosure		360,596,500
Wesley Chapel Loan payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Fair Value Disclosure	1,122,400	1,483,830
Subordinated Note Earn Out [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Fair Value Disclosure		184,485
ADG Acquisition Earn Out [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Fair Value Disclosure	$ 4,688,553	14,834,067
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Fair Value Disclosure		$ 643,023